Net Loss Per Share Attributable to Common Stockholders (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Net Loss Per Share Attributable to Common Stockholders
Schedule of calculation of basic and diluted net loss per common share

	March 31,	March 31,
	2017	2016
Net loss attributable to common shareholders	$(4,715,358)	$(3,984,204)

Shares used to compute net loss per common share, basic and diluted	14,157,351	9,307,354

Net loss per share attributable to common shareholders, basic and diluted	$(0.33)	$(0.43)

	December 31, 2016	December 31, 2015
Net loss attributable to common shareholders	$(14,733,780)	$(16,637,924)

Shares used to compute net loss per common share, basic and diluted	10,951,178	6,153,139

Net loss per share attributable to common shareholders, basic and diluted	$(1.35)	$(2.70)

Schedule of common stock equivalents excluded from the calculation of diluted net loss per common share
	March 31,	March 31,
	2017	2016
Options issued and outstanding	2,528,650	894,766
Warrants to purchase common stock	6,339,792	748,872
Restricted stock units	20,789	20,789

Total	8,889,231	1,664,427

	December 31, 2016	December 31, 2015
Options issued and outstanding	2,571,220	919,506
Warrants to purchase common stock	5,968,876	748,872
Restricted stock units	20,789	55,536

Total	8,560,885	1,723,914